LOCAL AND FOREIGN CURRENCY - Non-Current Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT LIABILITIES
Other financial liabilities	$ 1,191,795,823	$ 1,066,543,247
Trade accounts and other accounts payable	685,605	2,534,836
Non-current accounts payable related companies		380,465
Other non-current provisions	55,378,062	53,723,373
Deferred tax liabilities	218,673,311	224,967,885
Employee benefits non-current provisions	23,123,294	20,160,468
Other non-financial liabilities	3,782,958	2,252,985
Total Non-current liabilities	1,493,439,053	1,370,563,259	$ 1,307,664,179
More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	1,186,476,868	1,056,609,706
Trade accounts and other accounts payable	685,605	2,534,836
Non-current accounts payable related companies		380,465
Other non-current provisions	55,378,062	53,723,373
Deferred tax liabilities	218,670,687	224,967,885
Employee benefits non-current provisions	23,123,294
Other non-financial liabilities	3,782,958	2,252,985
Total Non-current liabilities	1,488,117,474	1,360,629,718
More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	4,602,512	8,011,840
Deferred tax liabilities	2,624
Total Non-current liabilities	4,605,136	8,011,840
Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	716,443	1,921,701
Total Non-current liabilities	716,443	1,921,701
United States of America, Dollars
NON-CURRENT LIABILITIES
Other financial liabilities	286,424,312	313,576,863
Total Non-current liabilities	286,424,312	313,576,863
United States of America, Dollars | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	284,650,789	310,800,461
Total Non-current liabilities	284,650,789	310,800,461
United States of America, Dollars | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	1,241,538	1,719,561
Total Non-current liabilities	1,241,538	1,719,561
United States of America, Dollars | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	531,985	1,056,841
Total Non-current liabilities	531,985	1,056,841
EUR
NON-CURRENT LIABILITIES
Other financial liabilities	945,098	1,021,007
Total Non-current liabilities	945,098	1,021,007
EUR | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	380,934	172,072
Total Non-current liabilities	380,934	172,072
EUR | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	457,749	622,056
Total Non-current liabilities	457,749	622,056
EUR | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	106,415	226,879
Total Non-current liabilities	106,415	226,879
UF
NON-CURRENT LIABILITIES
Other financial liabilities	98,771,718	529,672,470
Total Non-current liabilities	98,771,718	529,672,470
UF | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	97,779,731	528,074,358
Total Non-current liabilities	97,779,731	528,074,358
UF | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	991,987	1,598,112
Total Non-current liabilities	991,987	1,598,112
CLP
NON-CURRENT LIABILITIES
Other financial liabilities	603,807,050	26,303,149
Trade accounts and other accounts payable	685,605	2,523,733
Deferred tax liabilities	104,807,604	102,389,788
Employee benefits non-current provisions	22,336,827	19,338,456
Total Non-current liabilities	731,637,086	150,555,126
CLP | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	603,807,050	26,303,149
Trade accounts and other accounts payable	685,605	2,523,733
Deferred tax liabilities	104,804,980	102,389,788
Employee benefits non-current provisions	22,336,827	19,338,456
Total Non-current liabilities	731,634,462	150,555,126
CLP | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Deferred tax liabilities	2,624
Total Non-current liabilities	2,624
BRL
NON-CURRENT LIABILITIES
Other financial liabilities	7,844,952	10,290,302
Non-current accounts payable related companies		380,465
Other non-current provisions	54,678,827	53,001,124
Deferred tax liabilities	58,278,145	60,256,153
Other non-financial liabilities	3,782,958	2,252,985
Total Non-current liabilities	124,584,882	126,181,028
BRL | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	5,855,671	5,580,210
Non-current accounts payable related companies		380,465
Other non-current provisions	54,678,827	53,001,124
Deferred tax liabilities	58,278,145	60,256,153
Other non-financial liabilities	3,782,958	2,252,985
Total Non-current liabilities	122,595,601	121,470,936
BRL | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	1,911,238	4,072,111
Total Non-current liabilities	1,911,238	4,072,111
BRL | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	78,043	637,981
Total Non-current liabilities	78,043	637,981
ARS
NON-CURRENT LIABILITIES
Other financial liabilities	74,788	15,078
Trade accounts and other accounts payable		11,103
Other non-current provisions	699,235	722,249
Deferred tax liabilities	35,139,065	43,461,030
Employee benefits non-current provisions		18,574
Total Non-current liabilities	35,913,088	44,228,035
ARS | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	74,788	15,078
Trade accounts and other accounts payable		11,103
Other non-current provisions	699,235	722,249
Deferred tax liabilities	35,139,065	43,461,030
Employee benefits non-current provisions		18,574
Total Non-current liabilities	35,913,088	44,228,035
PYG
NON-CURRENT LIABILITIES
Deferred tax liabilities	20,448,497	18,860,914
Employee benefits non-current provisions	786,467	803,438
Total Non-current liabilities	21,234,964	19,664,352
PYG | More than 1 until 3 years
NON-CURRENT LIABILITIES
Deferred tax liabilities	20,448,497	18,860,914
Employee benefits non-current provisions	786,467	803,438
Total Non-current liabilities	21,234,964	19,664,352
CHF
NON-CURRENT LIABILITIES
Other financial liabilities	193,927,905	185,664,378
Total Non-current liabilities	193,927,905	185,664,378
CHF | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	193,927,905	185,664,378
Total Non-current liabilities	$ 193,927,905	$ 185,664,378